Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2022
Risk Performance [Abstract]
Disclosure of Credit Risk Exposure [text block]
Credit Risk Exposure
Deutsche Bank defines its credit exposure by taking into account all transactions where losses might occur due to the fact that counterparties may not fulfill their contractual payment obligations as defined under ‘Credit Risk Framework’.
Maximum Exposure to Credit Risk
The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in the financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral, the Group applies internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.
Maximum Exposure to Credit Risk
	Dec 31, 2022
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,897	178,897	−	0	−	0
Interbank balances (w/o central banks)	7,199	7,199	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	11,479	11,479	700	10,771	−	11,471
Securities borrowed	0	0	−	0	−	0
Loans	495,979	495,979	−	269,428	38,899	308,327
Other assets subject to credit risk[4,5]	98,336	93,221	29,171	871	317	30,359
Total financial assets at amortized cost[3]	791,891	786,776	29,871	281,070	39,216	350,158
Financial assets at fair value through profit or loss[6]
Trading assets	90,180	−	−	1,573	1,264	2,837
Positive market values from derivative financial instruments	299,856	−	227,361	53,290	6	280,657
Non-trading financial assets mandatory at fair value through profit or loss	88,799	−	2,480	78,920	69	81,469
Of which:
Securities purchased under resale agreement	63,855	−	2,480	61,376	0	63,855
Securities borrowed	17,414	−	−	17,300	0	17,300
Loans	1,037	−	−	78	46	124
Financial assets designated at fair value through profit or loss	168	−	−	0	94	94
Total financial assets at fair value through profit or loss	479,002	−	229,841	133,783	1,433	365,057
Financial assets at fair value through OCI	31,675	31,675	0	2,622	879	3,500
Of which:
Securities purchased under resale agreement	2,156	2,156	−	1,732	0	1,732
Securities borrowed	0	0	−	0	0	0
Loans	4,069	4,069	−	11	879	890
Total financial assets at fair value through OCI	31,675	31,675	−	2,622	879	3,500
Financial guarantees and other credit related contingent liabilities[7]	67,214	67,214	−	4,738	7,482	12,220
Revocable and irrevocable lending commitments and other credit related commitments[7]	251,021	249,959	−	24,769	5,694	30,463
Total off-balance sheet	318,234	317,173	−	29,507	13,176	42,683

Maximum exposure to credit risk	1,620,803	1,135,624	259,712	446,982	54,704	761,398

[1] Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2021
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	192,025	192,025	−	0	−	0
Interbank balances (w/o central banks)	7,345	7,345	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,370	8,370	−	8,070	−	8,070
Securities borrowed	63	63	−	63	−	63
Loans	476,827	476,827	−	247,109	33,353	280,462
Other assets subject to credit risk[4,5]	83,313	79,669[8]	30,639	709	206	31,555
Total financial assets at amortized cost[3]	767,942	764,298	30,639	255,951	33,559	320,149
Financial assets at fair value through profit or loss[6]
Trading assets	97,080	−	−	2,217	1,091	3,308
Positive market values from derivative financial instruments	299,732	−	238,412	41,692	37	280,140
Non-trading financial assets mandatory at fair value through profit or loss	87,873	−	2,176	75,960	187	78,324
Of which:
Securities purchased under resale agreement	59,931	−	2,176	57,755	0	59,931
Securities borrowed	18,355	−	−	17,978	0	17,978
Loans	895	−	−	190	187	378
Financial assets designated at fair value through profit or loss	140	−	−	0	82	82
Total financial assets at fair value through profit or loss	484,825	−	240,588	119,869	1,398	361,854
Financial assets at fair value through OCI	28,979	28,979	0	2,097[8]	891	2,988
Of which:
Securities purchased under resale agreement	1,231	1,231	−	1,186[8]	0	1,186
Securities borrowed	0	0	−	0	0	0
Loans	4,370	4,370	−	20[8]	891	911
Total financial assets at fair value through OCI	28,979	28,979	−	2,097	891	2,988
Financial guarantees and other credit related contingent liabilities[7]	59,394	59,394	−	3,077	6,857	9,934
Revocable and irrevocable lending commitments and other credit related commitments[7]	234,432[8]	233,754[8]	−	18,545	5,888	24,433
Total off-balance sheet	293,825	293,148	−	21,622	12,746	34,368

Maximum exposure to credit risk	1,575,572	1,086,425	271,227	399,538	48,593	719,359

[1] Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
[8] Prior year’s comparatives aligned to presentation in the current year
The overall increase in maximum exposure to credit risk for December 31, 2022, was € 45.2 billion mainly driven by an increase of € 19.2 billion in loans at amortized cost, € 15.0 billion in other assets subject to credit risk, € 7.0 billion in central bank funds sold, securities purchased under resale agreements and securities borrowed across all applicable measurement categories and € 24.4 billion in irrevocable commitments and financial guarantees. These increases were partly offset by reductions in cash and central bank and interbank balances by € 13.3 billion and trading assets by € 6.9 billion.
Trading assets as of December 31, 2022, includes traded bonds of € 80.2 billion (€ 85.5 billion as of December 31, 2021) of which over 83 % were investment-grade (over 83 % as of December 31, 2021).
Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore, the bank has collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.
Main Credit Exposure Categories
The tables in this section show details about several of Deutsche Bank’s main credit exposure categories, namely Loans, Revocable and Irrevocable Lending Commitments, Contingent Liabilities Over-The-Counter (“OTC”) Derivatives, Debt Securities and Repo and repo-style transactions:
  – “Loans” are gross loans as reported on our balance sheet at amortized cost, loans at fair value through profit and loss and loans at fair value through other comprehensive income before deduction of allowance for credit losses. This includes “Traded loans” that are bought and held for the purpose of selling them in the near term, or the material risks of which have all been hedged or sold. From a regulatory perspective the latter category principally covers trading book positions.
  – “Revocable and irrevocable lending commitments” consist of the undrawn portion of revocable and irrevocable lending-related commitments.
  – “Contingent liabilities” consist of financial and performance guarantees, standby letters of credit and other similar arrangements (mainly indemnity agreements).
  – “OTC derivatives” are the bank’s credit exposures from over-the-counter derivative transactions that the Group has entered into, after netting and cash collateral received. On the bank’s balance sheet, these are included in financial assets at fair value through profit or loss or, for derivatives qualifying for hedge accounting, in other assets, in either case only applying cash collateral received and netting eligible under IFRS.
  – “Debt securities” include debentures, bonds, deposits, notes or commercial paper, which are issued for a fixed term and redeemable by the issuer, as reported on our balance sheet within accounting categories at amortized cost and at fair value through other comprehensive income before deduction of allowance for credit losses, it also includes category at fair value through profit and loss. This includes “Traded bonds”, which are bonds, deposits, notes or commercial paper that are bought and held for the purpose of selling them in the near term. From a regulatory perspective the latter category principally covers trading book positions.
  – “Repo and repo-style transactions” consist of reverse repurchase transactions, as well as securities or commodities borrowing transactions, only applying collateral received and netting eligible under IFRS.
Although considered in the monitoring of maximum credit exposures, the following are not included in the details of the Group’s main credit exposure: brokerage and securities related receivables, cash and central bank balances, interbank balances (without central banks), assets held for sale, accrued interest receivables, traditional securitization positions.
Unless stated otherwise, the tables below reflect credit exposure before the consideration of collateral and risk mitigation or structural enhancements, except for OTC derivatives wherein they are post credit enhancements.
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	121,543	497	312	3,797	155,299	61,134	72
Investment Bank	103,072	7,198	883	272	51,299	3,515	24,353
Private Bank	264,893	7	7	0	43,737	2,503	388
Asset Management	23	0	0	0	92	9	0
Capital Release Unit	1,753	253	3	0	39	25	3,767
Corporate & Other	4,694	0	0	0	555	27	387
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

…
	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	617	12	0	1,042	0	0	344,326
Investment Bank	4,800	82,947	1,606	10,437	74,662	0	365,045
Private Bank	804	3	2	0	0	0	312,345
Asset Management	0	3,728	80	0	0	0	3,932
Capital Release Unit	0	141	0	0	103	0	6,083
Corporate & Other	19,375	1,193	23,763	0	6,504	2,156	58,655
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	122,310	255	311	4,169	143,244[8]	55,560	190
Investment Bank	92,966	8,590	702	202	50,768	1,764	17,416
Private Bank	254,439	0	7	0	39,660	1,883	524
Asset Management	23	0	1	0	110	9	0
Capital Release Unit	2,222	344	15	0	41	31	5,813
Corporate & Other	4,867	0	0	0	608	146	203
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

…
	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	839	15	0	862	0	0	327,753
Investment Bank	3,332	88,692	1,045	6,692	74,441	0	346,609
Private Bank	525	1	2	0	0	0	297,041
Asset Management	0	3,582	154	0	0	0	3,879
Capital Release Unit	0	625	0	0	3,397	0	12,489
Corporate & Other	10,154	2,452	22,177	879	448	1,231	43,166
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,937

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Prior year’s comparatives aligned to presentation in the current year
Deutsche Bank’s total main credit exposure increased by € 59.4 billion year-on-year.
  – In terms of business divisions, total main credit exposure increased by € 18.4 billion in the Investment Bank, € 16.6 billion in the Corporate Bank, € 15.5 billion in Corporate & Other and € 15.3 billion in the Private Bank, partially offset by decrease in Capital Release Unit of € 6.4 billion. The business division Corporate & Other primarily contains exposures in Treasury.
  – From a product perspective, exposure increases have been observed for all the products included in main credit exposures by business division.
Main Credit Exposure Categories by Industry Sectors
The below tables give an overview of the bank’s credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	524	2	0	0	275	17	2
Mining and quarrying	2,392	248	40	0	5,636	2,644	41
Manufacturing	30,534	380	7	1,431	58,584	13,053	1,863
Electricity, gas, steam and air conditioning supply	4,893	107	75	28	6,479	3,779	145
Water supply, sewerage, waste management and remediation activities	725	0	0	0	457	158	245
Construction	4,239	233	0	21	3,198	2,927	75
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,535	224	39	806	16,947	6,795	570
Transport and storage	5,547	409	22	90	6,254	1,061	170
Accommodation and food service activities	1,965	7	0	0	1,137	110	14
Information and communication	7,002	489	62	231	14,567	3,317	960
Financial and insurance activities⁸	116,558	3,186	620	969	74,787	28,173	22,881
Real estate activities⁹	47,973	1,556	101	41	7,251	192	452
Professional, scientific and technical activities	7,013	124	0	0	5,070	2,309	108
Administrative and support service activities	7,470	199	192	62	5,101	1,062	413
Public administration and defense, compulsory social security	5,287	552	10	128	6,767	60	398
Education	249	0	0	0	125	53	169
Human health services and social work activities	4,523	31	0	0	1,898	146	36
Arts, entertainment and recreation	1,128	1	0	50	1,507	106	83
Other service activities	5,324	206	39	210	4,037	793	68
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	221,098	0	0	1	30,943	455	189
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	85
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	8	0	0	0	0	828
Mining and quarrying	34	362	2	0	0	0	11,398
Manufacturing	64	983	41	0	0	0	106,939
Electricity, gas, steam and air conditioning supply	78	732	35	1,515	0	0	17,867
Water supply, sewerage, waste management and remediation activities	0	23	0	0	0	0	1,609
Construction	29	621	1	0	0	0	11,344
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	357	2	0	0	0	47,275
Transport and storage	117	537	14	0	0	0	14,220
Accommodation and food service activities	0	26	0	0	0	0	3,259
Information and communication	108	579	2	0	0	0	27,317
Financial and insurance activities⁸	4,669	18,440	4,421	9,965	75,497	2,156	362,322
Real estate activities⁹	405	1,703	548	0	0	0	60,222
Professional, scientific and technical activities	27	206	115	0	0	0	14,973
Administrative and support service activities	39	268	5	0	0	0	14,811
Public administration and defense, compulsory social security	19,782	59,291	19,991	0	5,768	0	118,034
Education	0	113	17	0	0	0	727
Human health services and social work activities	88	49	12	0	0	0	6,783
Arts, entertainment and recreation	0	125	0	0	0	0	3,001
Other service activities	115	2,636	18	0	4	0	13,449
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	252,687
Activities of extraterritorial organizations and bodies	40	964	229	0	0	0	1,322
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate ‘focus’ portfolio is € 33 billion
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	645	2	0	0	593	36	3
Mining and quarrying	2,783	190	0	33	5,220	1,893	32
Manufacturing	35,404	348	26	1,042	51,706	11,612	5,034
Electricity, gas, steam and air conditioning supply	4,548	226	46	0	5,068	2,807	360
Water supply, sewerage, waste management and remediation activities	681	0	0	0	484	175	67
Construction	4,374	234	2	40	2,939	2,714	256
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,285	196	34	930	16,368	7,135	298
Transport and storage	5,330	334	87	316	5,729	947	515
Accommodation and food service activities	2,259	5	0	8	1,308	136	7
Information and communication	6,363	286	80	658	13,837	2,896	924
Financial and insurance activities⁸	106,343	3,219	578	1,099	68,414[10]	24,361	13,369
Real estate activities⁹	40,629	2,478	30	83	6,486	208	822
Professional, scientific and technical activities	6,959	63	0	0	5,245	2,147	85
Administrative and support service activities	9,759	472	71	22	5,114	816	496
Public administration and defense, compulsory social security	6,183	757	12	124	6,519[10]	105	1,037
Education	225	0	0	0	132	56	255
Human health services and social work activities	3,869	111	25	0	1,646	141	157
Arts, entertainment and recreation	1,062	6	0	0	1,899	88	56
Other service activities	4,941	262	44	14	4,790	810	91
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	213,184	0	0	1	30,934	311	253
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	31
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	12	0	0	0	0	1,291
Mining and quarrying	4	371	2	0	0	0	10,529
Manufacturing	4	1,746	37	0	0	0	106,960
Electricity, gas, steam and air conditioning supply	15	601	1	0	0	0	13,669
Water supply, sewerage, waste management and remediation activities	0	22	0	0	0	0	1,429
Construction	60	456	10	0	0	0	11,086
Wholesale and retail trade, repair of motor vehicles and motorcycles	6	335	2	0	0	0	46,589
Transport and storage	306	888	1	0	0	0	14,452
Accommodation and food service activities	0	91	0	0	0	0	3,814
Information and communication	78	1,007	9	0	0	0	26,137
Financial and insurance activities⁸	3,542	18,588	4,511	8,428	76,317	1,231	330,001
Real estate activities⁹	381	2,405	129	0	0	0	53,650
Professional, scientific and technical activities	28	176	157	0	0	0	14,860
Administrative and support service activities	27	323	3	0	0	0	17,103
Public administration and defense, compulsory social security	10,185	63,108	18,216	0	1,957	0	108,203
Education	0	275	0	0	0	0	942
Human health services and social work activities	0	468	0	0	0	0	6,417
Arts, entertainment and recreation	0	131	0	0	0	0	3,241
Other service activities	174	2,693	14	5	12	0	13,849
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	244,683
Activities of extraterritorial organizations and bodies	40	1,671	287	0	0	0	2,032
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,937

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 79 billion, Asset-Backed Securities of € 37 billion, Banks of € 49 billion, Insurance of € 11 billion, Financial Intermediaries of € 23 billion and Public Sector of € 11 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate ‘focus’ portfolio is € 31 billion
[10] Prior year’s comparatives aligned to presentation in the current year
The portfolio is subject to the same credit underwriting requirements stipulated in the bank’s “Principles for Managing Credit Risk”, including various controls according to single name, country, industry and product/asset class-specific concentration.
Material transactions, such as loans underwritten with the intention to sell down or distribute part of the risk to third parties, are subject to review and approval by senior credit risk management professionals and (depending upon size) an underwriting committee and/or the Management Board. High emphasis is placed on structuring and pricing such transactions so that de-risking can be achieved i a timely manner and – where Deutsche Bank takes market price risk – to mitigate such market risk.
The Group’s amortized cost loan exposure within above categories is mostly to good quality borrowers. Moreover, with the focus on the Corporate Bank and Investment Bank, loan exposure is subject to further risk mitigation through the bank’s e.g. Strategic Corporate Lending unit.
Deutsche Bank’s household loan exposure is principally associated with Private Bank portfolios.
The bank’s amortized cost loan exposure of € 48.0 billion to Real Estate activities above is based on NACE code classification. The Commercial Real Estate (“CRE”) ‘focus’ portfolio of € 33 billion€ 33 billion included in the bank’s loan portfolio is comprised of non-recourse CRE lending in the core CRE business units within the Investment Bank and Corporate Bank.
The Group’s commercial real estate loans, primarily originated in the U.S. and Europe, are generally secured by first mortgages on the underlying real estate property. Deutsche Bank originates fixed and floating rate loans and selectively acquires (generally at substantial discount) sub- /non-performing loans sold by financial institutions. The underwriting process is stringent and the exposure is managed under separate portfolio limits. Credit underwriting policy guidelines provide that LTV ratios of generally less than 75 % are adhered to at loan origination. Additionally, given the significance of the underlying collateral, independent external appraisals are commissioned for all secured loans by a valuation team (part of the independent Credit Risk Management function) which is also responsible for reviewing and challenging the reported real estate values regularly. Deutsche Bank originates loans for distribution in the banking market or via securitization. In this context Deutsche Bank frequently retains a portion of the syndicated loans while securitized positions may be entirely sold (except where regulation requires retention of economic risk). Mezzanine or other junior tranches of debt are retained only in exceptional cases. The bank also participates in conservatively underwritten unsecured lines of credit to well-capitalized real estate investment trusts and other real estate operating companies.
Commercial real estate property valuations and rental incomes can be significantly impacted by macro-economic conditions and idiosyncratic events affecting the underlying properties. Accordingly, the portfolio is categorized as higher risk and hence subject to the aforementioned tight restrictions on concentration.
The Group’s credit exposure to the ten largest counterparties accounted for 11 % of the bank’s aggregated total credit exposure in these categories as of December 31, 2022, compared with 8 % as of December 31, 2021. The top ten counterparty exposures were well-rated counterparties or otherwise related to structured trades which show high levels of risk mitigation.
Deutsche Bank’s exposure to Financial and Insurance Activities is € 362.3 billion as of December 31, 2022 which also includes exposures to Asset Backed Securities, Banks, Insurance, Financial intermediaries, Public Sector as well as to Corporates including Holding Companies. Exposures are managed using bespoke risk management frameworks, trade-by-trade approvals and relevant risk appetite metrics.
Total loans across all applicable measurement categories amounted to € 121.3 billion, total repo and repo style transactions across all applicable measurement categories amounted to € 87.6 billion and off-balance sheet activities amounted to € 103.0 billion as of December 31, 2022 and were principally associated with Investment Bank and Corporate Bank portfolios, which were majorly held in North America and Europe.
Main credit exposure categories by geographical region
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	346,395	2,647	724	1,708	142,035	41,773	19,294
Of which:
Germany	242,180	444	42	462	80,857	16,364	4,872
United Kingdom	7,937	184	229	329	9,759	4,067	6,673
France	3,696	99	75	70	7,264	2,095	1,364
Luxembourg	15,472	400	67	124	7,525	747	855
Italy	24,578	145	8	25	3,709	5,354	291
Netherlands	9,009	165	45	200	8,279	2,519	1,404
Spain	17,429	326	8	107	3,460	4,037	503
Ireland	5,234	125	234	129	3,234	266	565
Switzerland	6,772	32	0	117	7,277	2,897	294
Poland	2,324	0	0	26	758	190	7
Belgium	1,532	12	0	77	1,730	571	193
Russian Federation⁸	537	18	0	41	75	64	0
Ukraine⁸	44	270[9]	0	0	3	5	0
Other Europe⁸	9,650	428	16	0	8,105	2,598	2,274
North America	101,736	2,998	350	1,687	98,137	11,766	5,542
Of which:
U.S.	87,794	2,713	290	1,520	92,551	10,585	4,485
Cayman Islands	5,202	103	4	23	2,026	445	419
Canada	1,919	78	2	118	1,884	463	372
Other North America	6,821	104	54	25	1,676	274	266
Asia/Pacific	39,502	1,517	109	602	9,268	12,507	3,910
Of which:
Japan	1,349	120	46	22	589	487	374
Australia	2,964	196	0	0	2,478	769	259
India	7,861	27	3	23	1,154	3,408	179
China	4,189	3	12	3	407	1,583	591
Singapore	5,402	390	22	164	1,408	1,258	277
Hong Kong	2,525	84	0	40	695	846	357
Other Asia/Pacific	15,213	698	25	351	2,537	4,154	1,873
Other geographical areas	8,346	793	22	72	1,580	1,168	222
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,218	40,948	7,321	4,912	26,494	418	644,886
Of which:
Germany	701	7,968	672	1,795	3,035	12	359,403
United Kingdom	1,212	8,399	708	585	8,519	0	48,598
France	0	6,161	870	6	7,337	0	29,038
Luxembourg	0	1,816	702	0	549	0	28,257
Italy	4,868	3,570	953	200	480	0	44,180
Netherlands	0	2,057	24	177	212	0	24,091
Spain	1,486	3,390	1	1,485	24	0	32,256
Ireland	1,270	1,543	4	0	1,346	0	13,948
Switzerland	0	491	2	0	215	0	18,096
Poland	0	113	2,944	0	149	0	6,511
Belgium	40	2,271	342	0	1	0	6,769
Russian Federation⁸	0	15	0	0	0	0	750
Ukraine⁸	0	17	0	0	0	0	339
Other Europe⁸	643	3,139	99	664	4,628	406	32,651
North America	12,359	24,416	14,616	4,365	43,893	0	321,863
Of which:
U.S.	12,340	23,644	14,359	976	21,484	0	272,741
Cayman Islands	0	276	0	3,389	17,904	0	29,790
Canada	0	350	180	0	4,494	0	9,859
Other North America	19	146	77	0	11	0	9,473
Asia/Pacific	2,878	19,347	3,344	2,126	10,652	1,301	107,063
Of which:
Japan	25	2,759	481	284	6,374	0	12,909
Australia	1,989	1,328	315	0	946	0	11,243
India	481	4,856	49	0	6	1,012	19,058
China	0	1,384	209	0	292	0	8,675
Singapore	0	847	159	0	210	0	10,136
Hong Kong	186	559	254	0	64	0	5,611
Other Asia/Pacific	196	7,613	1,877	1,842	2,761	290	39,430
Other geographical areas	141	3,314	170	77	232	437	16,573
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9]
Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	342,179	3,411	702	1,365	136,446	35,814	13,525
Of which:
Germany	236,139	407	20	173	79,787[10]	14,388	1,535
United Kingdom	6,331	529	243	297	8,851	2,796	4,480
France	3,581	59	2	55	6,840	2,179	925
Luxembourg	14,195	517	82	53	7,743[10]	713	646
Italy	24,316	227	9	0	3,484	4,510	398
Netherlands	9,383	137	102	384	8,391	2,237	1,226
Spain	16,283	246	0	43	3,215	3,464	668
Ireland	4,652	262	234	72	2,687	210	549
Switzerland	13,083	34	0	110	6,156	2,710	145
Poland	2,293	0	0	16	401	116	14
Belgium	1,426	5	0	76	1,724	578	212
Russian Federation⁸	806	54	0	51	629	209	27
Ukraine⁸	109	441[9]	0	0	3	22	0
Other Europe⁸ ¹¹	9,583	492	10	37	6,535	1,683	2,700
North America	87,628	3,904	132	2,060	87,422	9,411	7,853
Of which:
U.S.	73,007	3,156	91	1,836	83,050[10]	8,685	6,839
Cayman Islands	5,709	157	3	0	1,555	80	396
Canada	935	291	0	200	1,977	419	218
Other North America	7,976	301	37	24	839	227	401
Asia/Pacific	40,093	944	185	874	9,151	12,786	2,605
Of which:
Japan	1,921	62	108	48	608	519	656
Australia	2,112	264	25	0	2,248	532	257
India	7,948	4	6	18	920	3,440	95
China	5,606	9	0	42	480	1,913	554
Singapore	5,750	127	23	135	1,157	1,566	157
Hong Kong	3,146	89	0	51	1,258	752	181
Other Asia/Pacific	13,610	390	23	581	2,480	4,064	706
Other geographical areas	6,926	931	16	71	1,414	1,383	163
Total	476,827	9,189	1,035	4,370	234,432	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	3,464	45,063	7,578	2,745	32,525	484	625,300
Of which:
Germany	548	7,152	932	274	3,301	32	344,687
United Kingdom	951	8,604	1,151	571	8,824	0	43,628
France	0	6,482	1,411	5	12,910	0	34,448
Luxembourg	57	2,471	497	0	971	0	27,944
Italy	314	3,655	315	85	729	0	38,042
Netherlands	212	2,157	51	29	38	0	24,347
Spain	74	7,193	199	1,126	500	0	33,012
Ireland	1,143	1,264	3	2	3,158	0	14,237
Switzerland	3	583	4	0	140	0	22,968
Poland	0	73	1,870	0	76	0	4,859
Belgium	33	1,932	805	0	7	0	6,798
Russian Federation⁸	0	14	36	0	0	0	1,826
Ukraine⁸	0	2	29	0	0	0	606
Other Europe⁸ ¹¹	130	3,481	274	653	1,870	452	27,900
North America	8,618	26,899	10,363	2,551	38,688	0	285,528
Of which:
U.S.	8,600	25,959	10,059	517	26,173	0	247,972
Cayman Islands	0	238	0	2,034	11,679	0	21,851
Canada	0	476	235	0	834	0	5,586
Other North America	18	225	69	0	3	0	10,119
Asia/Pacific	2,718	21,369	5,053	2,868	7,000	508	106,154
Of which:
Japan	25	2,951	556	0	3,672	0	11,127
Australia	1,597	1,726	510	0	515	0	9,787
India	617	5,067	944	0	253	360	19,670
China	16	1,576	560	0	594	0	11,349
Singapore	9	860	246	0	107	0	10,136
Hong Kong	213	742	246	0	184	0	6,861
Other Asia/Pacific	242	8,447	1,990	2,868	1,675	147	37,224
Other geographical areas	49	2,037	384	268	72	240	13,954
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,030,936

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9]Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[10] Prior year’s comparatives aligned to presentation in the current year
[11]Other Europe inclued Belarus with a total exposure of less than € 2 million
The tables above give an overview of Deutsche Bank’s credit exposure by geographical region, allocated based on the counterparty’s country of domicile. Aforementioned domicile view does not have to be congruent with an internal risk based view applied elsewhere in this report.
The Group’s largest concentration of credit risk within loans from a regional perspective is in its home market Germany, with a significant share in households, which includes the majority of the mortgage lending and home loan business.
Within OTC derivatives, tradable assets as well as repo and repo-style transactions, the largest concentrations from a regional perspective were in Europe and North America.

Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]
Overview of financial assets subject to impairment
The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.
Overview of financial assets subject to impairment
	Dec 31, 2022					Dec 31, 2021
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	729,021	45,335	11,379	1,041	786,776	711,021	40,653	11,326	1,297	764,298
Allowance for credit losses²	533	626	3,656	180	4,995	440	532	3,740	182	4,895
of which Loans
Gross carrying amount	440,556	43,711	10,686	1,027	495,979	425,342	38,809	10,653	1,272	476,077
Allowance for credit losses²	507	619	3,491	174	4,790	421	530	3,627	177	4,754

Fair value through OCI
Fair value	31,123	482	70	0	31,675	28,609	326	44	0	28,979
Allowance for credit losses	14	12	43	0	69	15	10	16	0	41

Off-balance sheet
Notional amount	296,062	18,478	2,625	8	317,173	276,157[4]	14,498	2,582	11	293,248[4]
Allowance for credit losses³	144	97	310	0	551	108	111	225	0	443

[1] Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets.
[2] Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2022 and € 4 million as of December 31, 2021.
[3] Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2022 and € 6 million as of December 31, 2021.
[4] Prior year’s comparatives aligned to presentation in the current year.
Financial assets at amortized cost
The following tables provide an overview of development of financial assets at amortized cost and related allowance for credit losses in each of the relevant reporting periods broken down into stages as per IFRS 9 requirements.
Development of exposures in the current reporting period
	Dec 31, 2022
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	711,021	40,653	11,326	1,297	764,298
Movements in financial assets including new business and credit extensions	113,427	5,554	923	(1)	119,902
Transfers due to changes in creditworthiness	(2,101)	666	1,435	0	0
Changes due to modifications that did not result in derecognition	0	(0)	(6)	0	(6)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(103,660)	(2,177)	(2,583)	(258)	(108,679)
Recovery of written off amounts	0	0	68	3	71
Foreign exchange and other changes	10,334	639	216	0	11,189
Balance, end of reporting period	729,021	45,335	11,379	1,041	786,776

Financial assets at amortized cost subject to impairment increased by € 22 billion or 3 % in 2022, which was largely driven by stage 1:
Stage 1 exposures increased by € 18 billion or 3%
primarily due to the increases in loans at amortized cost in Investment Bank and Private Bank as well as in debt securities held to collect, which were partly offset by a reduction in central bank balances.
Stage 2 exposures increased by € 5 billion or 12%
largely driven by loans at amortized cost in Private Bank due to the deterioration of the macroeconomic environment.
Stage 3 exposures slightly decreased by € 203 million or 2%
in 2022, which was driven by reductions in Private Bank and the POCI loan portfolio. This was partly offset by the increase in Corporate Bank due to new defaults.
Development of exposures in the previous reporting period
	Dec 31, 2021
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	651,637	35,372	10,655	1,729	699,393
Movements in financial assets including new business and credit extensions	79,619	7,507	305	(101)	87,330
Transfers due to changes in creditworthiness	(155)	(1,109)	1,264	0	0
Changes due to modifications that did not result in derecognition	(1)	(0)	(16)	0	(17)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(34,157)	(1,891)	(1,271)	(372)	(37,691)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	14,078	774	333	19	15,204
Balance, end of reporting period	711,021	40,653	11,326	1,297	764,298

Financial assets at amortized cost subject to impairment increased by € 64 billion or 9 % in 2021, which was largely driven by stage 1:
Stage 1 exposures increased by € 58 billion or 9 % primarily due to the increase in loans at amortized cost in Investment Bank and Private Bank as well as the increase in central bank balances.
Stage 2 exposures increased by € 5 billion or 15 % largely driven by the Investment Bank due to enhancements in the process related Stage 2 triggers, discussed in the IFRS 9 impairment section of the Annual Report 2021.
Stage 3 exposures slightly increased by € 240 million or 2 % in 2021, which was driven by the new defaults in the Private Bank as well as in the Investment Bank. This was partly offset by the reductions in our POCI loan portfolio as well as Corporate Bank and Capital Release Unit.
Development of allowance for credit losses in the current reporting period
	Dec 31, 2022
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	440	532	3,740	182	4,895
Movements in financial assets including new business and credit extensions	(32)	204	887	22	1,081
Transfers due to changes in creditworthiness	122	(121)	(0)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0[0]	0	0	0	0
Financial assets that have been derecognized during the period³	0	0	(1,014)	(28)	(1,043)
Recovery of written off amounts	0	0	68	3	71
Foreign exchange and other changes	2	12	(25)	1	(10)
Balance, end of reporting period	533	626	3,656	180	4,995
Provision for Credit Losses excluding country risk¹	90	82	886	22	1,081

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2]Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022.
[3] This position includes charge offs of allowance for credit losses.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021.
Allowance for credit losses against financial assets at amortized cost subject to impairment increased by € 100 million or 2 % in 2022, which was driven by Stages 1 and 2:
Stage 1 allowances increased by € 93 million or 21 % driven by the deteriorating macroeconomic environment, as explained earlier.
Stage 2 allowances increased by € 94 million or 18 % due to the deterioration of macroeconomic outlook, as explained earlier.
Stage 3 allowances decreased by € 87 million or 2 % mainly driven by reductions due to non-performing portfolio sales in Private Bank, which were partly offset by the new bookings in Investment Bank and Corporate Bank.
The Group’s Stage 3 coverage ratio (defined as allowance for credit losses in Stage 3 (excluding POCI) divided by financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 32 % in the current fiscal year, compared to 33 % in the prior year.
Due to the deteriorated macroeconomic environment, the net transfers in Stage 1 due to changes in creditworthiness slightly decreased in 2022 on a year-over-year basis. The net outflows from Stage 2 due to changes in creditworthiness reduced in the full year 2022 as well, which was mainly due to lower allowance levels in Stage 2 in the prior year, following the recovery from the COVID-19 pandemic.
In 2022, the net transfers in Stage 3 (excluding POCI) went down compared to 2021. The immaterial amount of net transfers due to creditworthiness in Stage 3 in 2022 resulted from the offset of the outflows from Stage 3 by the lower inflows. This was attributable to lower allowances in Stage 1 and Stage 2 in the prior year period, as discussed above.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2021
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business and credit extensions	(245)	85	615	26	480
Transfers due to changes in creditworthiness	138	(197)	58	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period³	0	0	(561)	(5)	(566)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	3	(4)	(41)	(0)	(43)
Balance, end of reporting period	440	532	3,740	182	4,895
Provision for Credit Losses excluding country risk¹	(107)	(112)	673	26	480

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[3] This position includes charge offs of allowance for credit losses.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year).
Allowance for credit losses against financial assets at amortized cost subject to impairment slightly decreased by € (51) million or (1) % in 2021 mainly driven by Stages 1 and 2:
Stage 1 allowances
decreased by € 104 million or 19 % due to the update of macroeconomic outlook, as explained in the Annual Report 2021.
Stage 2 allowances
decreased by € (117) million or (18) % driven by the update of macroeconomic outlook, as explained in the Annual Report 2021.
Stage 3 allowances
increased by € 169 million or 5 % driven by new defaults in Private Bank and Investment Bank as well as the increase in allowance against the existing POCI loan portfolio, which were partly offset by the reductions in Corporate Bank and Capital Release Unit.
Financial assets at amortized cost by business division
	Dec 31, 2022
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	114,983	11,030	2,879	0	128,892	91	99	963	0	1,153
Investment Bank	164,443	10,288	2,375	1,041	178,147	145	89	491	180	904
Private Bank	243,896	22,609	5,870	0	272,375	283	433	2,167	0	2,883
Asset Management	1,861	49	0	0	1,910	0	0	0	0	0
Capital Release Unit	1,769	115	115	0	2,000	1	2	34	0	36
Corporate & Other	202,069	1,244	140	0	203,453	13	4	1	0	18
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2021
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	116,332	10,165	2,113	0	128,611	56	83	901	0	1,040
Investment Bank	147,177	9,783	2,487	1,264	160,711	106	78	356	182	723
Private Bank	235,067	19,526	6,496	33	261,122	269	365	2,383	0	3,018
Asset Management	2,218	58	0	0	2,276	1	1	0	0	2
Capital Release Unit	2,743	210	212	0	3,165	2	1	99	0	103
Corporate & Other	207,485	910	18	0	208,413	6	3	1	0	10
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1]Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
Financial assets at amortized cost by industry sector
The below table gives an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system.
	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	425	76	23	0	525	1	1	8	0	10
Mining and quarrying	2,227	137	70	0	2,434	4	5	23	0	32
Manufacturing	25,151	4,670	1,163	84	31,068	35	64	519	3	620
Electricity, gas, steam and air conditioning supply	6,226	563	51	0	6,839	4	5	33	0	42
Water supply, sewerage, waste management and remediation activities	624	63	39	0	726	1	1	6	0	8
Construction	3,453	540	203	87	4,282	5	9	91	10	115
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,710	2,530	733	31	22,004	20	30	383	3	437
Transport and storage	5,233	642	225	28	6,127	9	8	65	(0)	83
Accommodation and food service activities	1,385	466	112	6	1,969	2	5	59	1	67
Information and communication	7,096	614	127	17	7,854	14	13	94	0	122
Financial and insurance activities	356,491	8,991	1,999	402	367,883	129	73	472	46	720
Real estate activities	41,450	6,345	896	238	48,929	30	22	116	71	239
Professional, scientific and technical activities	6,147	721	218	1	7,087	6	9	104	0	119
Administrative and support service activities	8,429	1,003	383	18	9,833	9	13	94	6	121
Public administration and defense, compulsory social security	30,984	418	923	0	32,325	15	0	17	0	33
Education	205	41	4	0	251	0	1	2	0	3
Human health services and social work activities	4,188	351	83	0	4,622	8	12	12	0	32
Arts, entertainment and recreation	922	185	28	1	1,137	1	5	2	0	9
Other service activities	7,198	818	226	123	8,365	10	6	133	25	174
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	202,435	16,160	3,874	6	222,475	229	343	1,423	15	2,010
Activities of extraterritorial organizations and bodies	41	0	0	0	41	0	0	0	0	0
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	544	73	29	0	646	1	1	11	0	12
Mining and quarrying	2,771	95	63	0	2,929	3	0	13	0	17
Manufacturing	31,776	3,466	957	97	36,296	24	36	481	3	543
Electricity, gas, steam and air conditioning supply	4,414	174	117	0	4,705	2	2	41	0	45
Water supply, sewerage, waste management and remediation activities	580	51	50	0	680	1	2	8	0	11
Construction	3,672	375	271	128	4,446	8	5	178	(1)	190
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,582	1,355	747	32	21,717	18	19	397	3	436
Transport and storage	4,513	862	378	29	5,782	12	12	72	(0)	96
Accommodation and food service activities	1,356	769	122	18	2,265	1	9	62	(2)	70
Information and communication	6,431	257	157	16	6,860	10	4	98	0	112
Financial and insurance activities	359,874	6,711	1,756	491	368,832	94	48	245[1]	54	442
Real estate activities	34,827	5,339	1,115	271	41,551	16	22	97	55	190
Professional, scientific and technical activities	6,017	751	225	34	7,027	6	9	107	0	122
Administrative and support service activities	9,477	1,767	467	24	11,736	11	21	132	4	167
Public administration and defense, compulsory social security	18,174	2,073	49	0	20,295	5	11	5	0	21
Education	190	34	5	0	228	0	1	2	0	3
Human health services and social work activities	3,620	331	105	0	4,056	4	6	18	0	28
Arts, entertainment and recreation	690	371	11	1	1,073	2	3	3	1	8
Other service activities	8,564	920	225	140	9,850	6	12	116[1]	49	183
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	193,909	14,880	4,477	16	213,282	218	309	1,653	16	2,196
Activities of extraterritorial organizations and bodies	40	0	1	0	41	0	0	1	0	1
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1]Prior year’s comparatives aligned to presentation in the current year.
Financial assets at amortized cost by region
	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	324,716	19,904	3,689	0	348,310	201	333	1,619	13	2,166
Western Europe (excluding Germany)	141,935	9,828	3,171	712	155,646	178	194	1,224	162	1,758
Eastern Europe	8,050	1,174	386	0	9,609	3	7	97	0	107
North America	173,084	10,504	1,628	149	185,366	81	55	289	5	431
Central and South America	4,525	253	82	5	4,865	6	2	5	0	12
Asia/Pacific	58,621	2,967	1,475	112	63,174	40	28	330	3	400
Africa	3,144	177	843	0	4,164	8	0	7	0	15
Other	14,946	527	105	63	15,642	16	6	86	(4)	105
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	317,217	17,941	3,581	33	338,773	191	298	1,653	14	2,156
Western Europe (excluding Germany)	134,187	9,224	3,652	937	148,000	134	156	1,533[1]	150	1,973
Eastern Europe	6,818	494	99	0	7,412	2	4	53	0	59
North America	174,574	8,853	2,131	145	185,703	53	55	180	16	304
Central and South America	3,908	206	197	7	4,318	3	0	13	2	18
Asia/Pacific	58,984	2,351	1,518	137	62,990	45	8	227	2	282
Africa	2,081	1,319	39	0	3,439	3	11	1	0	16
Other	13,252	263	110	38	13,664	10	0	79[1]	(2)	88
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1]Prior year’s comparatives aligned to presentation in the current year.
Financial assets at amortized cost by rating class
	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	251,598	228	0	0	251,826	3	0	0	0	3
iA	106,548	580	0	14	107,142	9	1	0	0	10
iBBB	172,643	6,246	0	0	178,889	63	21	0	0	84
iBB	159,538	14,891	0	0	174,429	212	91	0	0	302
iB	35,626	17,717	0	14	53,358	218	276	0	6	501
iCCC and below	3,068	5,672	11,379	1,013	21,132	28	237	3,656	174	4,095
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	257,805	471	0	0	258,276	2	0	0	0	2
iA	99,418	1,325	0	9	100,753	6	1	0	0	7
iBBB	163,434	3,938	0	0	167,371	39	12	0	0	51
iBB	152,040	11,898	0	0	163,938	150	71	0	0	221
iB	33,572	17,942	0	16	51,530	205	253	0	6	463
iCCC and below	4,752	5,079	11,326	1,272	22,430	39	195	3,740	177	4,151
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

The Group’s existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 621 million as of December 31, 2022 and € 384 million as of December 31, 2021.
Collateral held against financial assets at amortized cost in Stage 3
	Dec 31, 2022			Dec 31, 2021
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)¹	11,379	3,431	1,439	11,326	4,140	496

[1] Stage 3 consists here only of non-POCI assets.
In 2022, collateral and guarantees held against financial assets at amortized cost in Stage 3 increased by € 234 million, or 5 % mainly driven by Investment Bank as well as by Private Bank.
Due to full collateralization the Group did not recognize an allowance for credit losses against financial assets at amortized cost in Stage 3 for € 916 million in 2022 and € 1,130 million in 2021.
Modified Assets at Amortized Cost
A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.
Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:
  – The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
  – The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.
The following table provides the overview of modified financial assets at amortized cost in the reporting periods broken down into IFRS 9 stages.
Modified Assets at Amortized Cost
	Dec 31, 2022					Dec 31, 2021
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	0	47	0	47	0	22	17	0	40
Net modification gain/losses recognized	0	(0)	(6)	0	(6)	(1)	0	(16)	0	(16)

In 2022, the bank has observed the increase of € 7 million or 17 % in modified assets at amortized cost due credit related modifications. The Group did not include any COVID-19 driven modifications into the above table. For further details related to COVID-19 driven modifications, please refer to “Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 pandemic”
In 2022, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
In 2021, the Group has observed immaterial amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
Financial Assets at Fair value through Other Comprehensive Income
The fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment was € 32 billion at December 31, 2022, compared to € 29 billion at December 31, 2021. Allowance for credit losses against these assets remained at very low levels (€ 69 million as of December 31, 2022 and € 41 million as of December 31, 2021). Due to immateriality no further breakdown is provided for financial assets at FVOCI.
Off-balance sheet lending commitments and guarantee business
The following tables provide an overview of the nominal amount and credit loss allowance for the Group’s off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.
Development of nominal amount in the current reporting period
	Dec 31, 2022
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	276,157	14,498	2,582	11	293,248
Movements including new business	16,078	361	62	(3)	16,498
Transfers due to changes in creditworthiness	(3,047)	3,166	(119)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	6,874	452	100	(0)	7,427
Balance, end of reporting period	296,062	18,478	2,625	8	317,173
of which: Financial guarantees	61,083	5,283	971	0	67,337

Development of nominal amount in the previous reporting period
	Dec 31, 2021
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,795[1]	8,723	2,587	1	263,106[1]
Movements including new business	18,247	3,236	(273)	10	21,220
Transfers due to changes in creditworthiness	(2,177)	2,019	158	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	8,292	521	110	0	8,923
Balance, end of reporting period	276,157[1]	14,498	2,582	11	293,248[1]
of which: Financial guarantees	55,477	2,975	1,036	0	59,488

[1]Prior year’s comparatives aligned to presentation in the current year.
Development of allowance for credit losses in the current reporting period
	Dec 31, 2022
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	108	111	225	0	443
Movements including new business	21	(1)	78	0	99
Transfers due to changes in creditworthiness	12	(15)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	4	3	3	0	9
Balance, end of reporting period	144	97	310	0	551
of which: Financial guarantees	95	56	226	0	378
Provision for Credit Losses excluding country risk[1]	33	(16)	82	0	99

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2021
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(43)	38	18	0	13
Transfers due to changes in creditworthiness	3	(5)	2	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	3	6	0	12
Balance, end of reporting period	108	111	225	0	443
of which: Financial guarantees	69	64	164	0	297
Provision for Credit Losses excluding country risk[1]	(40)	33	19	0	13

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
Legal Claims
Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.
Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 175 million in fiscal year 2022, mainly in Corporate Bank as well as in Private Bank. In 2021, legal claims amounted to € 234 million, mainly in Corporate Bank, Investment Bank and Private Bank.

Asset Quality Forborne Assets [text block]	Renegotiated and forborne assets at amortized costs For economic or legal reasons the bank might enter into a forbearance agreement with a borrower who faces or will face financial difficulties in order to ease the contractual obligation for a limited period of time. A case-by-case approach is applied for corporate clients considering each transaction and client-specific facts and circumstances. For consumer loans the bank offers forbearances for a limited period of time, in which the total or partial outstanding or future instalments are deferred to a later point of time. However, the amount not paid including accrued interest during this period must be re-compensated at a later point of time. Repayment options include distribution over residual tenor, a one-off payment or a tenor extension. Forbearances are restricted and depending on the economic situation of the client, the Group’s risk management strategies and the local legislation. In case a forbearance agreement is entered into, an impairment measurement is conducted as described below, an impairment charge is taken if necessary and the loan is subsequently recorded as impaired. In the Group’s management and reporting of forborne assets at amortized costs, the bank follows the EBA definition for forbearances and non-performing loans (Implementing Technical Standards (ITS) on Supervisory reporting on forbearance and non-performing exposures under article 99(4) of Regulation (EU) No 575/2013). Once the conditions mentioned in the ITS are met, the Group reports the loan as being forborne; removes the asset from the bank’s forbearance reporting, once the discontinuance criteria in the ITS are met (i.e., the contract is considered as performing, a minimum two year probation period has passed, regular payments of more than an insignificant aggregate amount of principal or interest have been made during at least half of the probation period, and none of the exposures to the debtor is more than 30 days past-due at the end of the probation period). In 2020, forbearance measures granted as a consequence of the COVID-19 pandemic have been added to the above regulations and are included in the following table, even if these measures, in accordance with EBA guidance, do in general not trigger a stage transition. COVID-19 related moratoria in contrast are not relevant for the below table. For further details please refer to the section “Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 pandemic”. Forborne financial assets at amortized cost Dec 31, 2022 Dec 31, 2021 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 729 1,563 0 21 1,066 3,379 690 1,903 0 17 1,056 3,665 Non-German 1,254 3,139 60 13 3,299 7,764 2,478 3,489 135 25 3,949 10,076 Total 1,983 4,702 60 34 4,365 11,143 3,168 5,391 135 42 5,004 13,741 Development of forborne financial assets at amortized cost in € m. Dec 31, 2022 Dec 31, 2021 Balance beginning of period 13,741 13,459 Classified as forborne during the year 3,196 4,945 Transferred to non-forborne during the year (including repayments) (5,899) (4,934) Charge-offs (142) (43) Exchange rate and other movements 248 313 Balance end of period 11,143 13,741 Forborne assets at amortized cost decreased by € 2.6 billion, or 19 % in 2022. This was driven by the reduction in the COVID-19 related forbearance measures, which was partly offset by the increase in Investment Bank and Corporate Bank. Forborne assets at amortized cost slightly increased by € 282 million, or 2 % in 2021.
Asset Quality Collateral [text block]	Collateral Obtained The Group obtains collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally, the bank does not occupy obtained properties for its business use. Collateral Obtained during the reporting period in € m. 2022 2021 Commercial real estate 2 0 Residential real estate1 1 2 Other 0 0 Total collateral obtained during the reporting period 4 2 1 Carrying amount of foreclosed residential real estate properties amounted to € 62 million as of December 31, 2022 and € 67 million as of December 31,2021. The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2022 the Group did not obtain any collateral related to these trusts, compared to € 46 million in 2021.
Country Risk Allowance [text block]	Country risk allowance The Group records country risk allowances for transfer risks, where clients are unable to transfer funds cross border to service an obligation in another jurisdiction due to direct sovereign intervention (e.g. a debt moratorium or capital controls). To quantify the transfer risks the bank uses an expected loss calculation, whereby the PD reflects the country risk rating provided by Risk Research. As of the year end 2022, the Group recorded country risk allowance amounting to € 23 million for on- and off-balance sheet items, which is an increase of € 13 million versus the year end 2021 primarily driven by exposures to clients domiciled in Russia.
Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]	The tables and graph below present the Historic Simulation value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for the Group’s trading units. Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 Average 44.0 37.5 (43.3) (37.2) 29.4 23.1 35.4 27.9 11.4 13.0 9.7 9.5 1.5 1.1 Maximum 71.4 69.0 (21.7) (21.0) 48.1 38.5 58.7 60.3 21.7 20.1 15.0 25.2 4.3 7.9 Minimum 24.9 27.7 (67.1) (76.9) 13.4 11.3 19.3 17.5 5.4 6.8 5.8 4.4 0.3 0.3 Period-end 38.3 31.1 (43.3) (27.0) 26.0 16.6 35.0 24.1 6.4 8.3 13.6 8.1 0.5 1.0 1 Figures for 2022 as of December 31, 2022. Figures for 2021 as of December 31, 2021. 2 Includes value-at-risk from gold and other precious metal positions.
Regulatory Measures Incremental Risk Charge [text block]	For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation. Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3, Total Credit Trading Core Rates Emerging Markets Other4 in € m. 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 Average 319.0 436.6 54.5 118.1 137.0 211.4 110.2 188.3 17.4 (81.2) Maximum 414.0 604.1 130.6 154.6 305.0 574.5 332.4 267.9 51.2 59.1 Minimum 272.4 292.5 (33.2) 62.5 53.2 60.1 39.3 84.4 (31.7) (224.9) Period-end 291.2 292.5 11.6 85.4 161.9 78.0 100.2 133.1 17.4 (4.0) 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2022 and December 31, 2021, respectively. 2 Business line breakdowns have been updated for 2022 reporting to better reflect the current business structure. 3 All liquidity horizons are set to 12 months. 4 Other includes Capital Release Unit.
Disclosure of Nontrading Market Risk Exposure [text block]	Nontrading Market Risk Exposures Economic Capital Usage for Non-trading Market Risk The following table shows the Nontrading Market Risk economic capital usage by risk type: Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2022 Dec 31, 2021 Interest rate risk 1,752 1,853 Credit spread risk 29 21 Equity and Investment risk 841 1,031 Foreign exchange risk 1,460 1,509 Pension risk 803 1,128 Guaranteed funds risk 82 85 Total non-trading market risk portfolios 4,968 5,628 The economic capital figures do take into account diversification benefits between the different risk types. Economic Capital Usage for Non-trading Market Risk totaled € 5.0 billion as of December 31, 2022, which is € 0.6 billion below the economic capital usage at year-end 2021. – Interest rate risk. Economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk. In total the economic capital usage for December 31, 2022 was € 1,752 million, compared to € 1,853 million for December 31, 2021. – Credit spread risk. Economic capital charge for portfolios in the banking book subject to credit spread risk. Economic capital usage was € 29 million as of December 31, 2022, versus € 21 million as of December 31, 2021. – Equity and Investment risk. Economic capital charge for equity risk from a structural short position in the bank’s own share price arising from the Group’s equity compensation plans, and from the non-consolidated investment holdings, such as strategic investments and alternative assets. The economic capital usage was € 841 million as of December 31, 2022, compared with € 1,031 million as of December 31, 2021. The decrease in economic capital contribution was predominately driven by a reduction in the equity compensation short position caused by increasing hedge volumes. – Foreign exchange risk. Foreign exchange risk predominantly arises from the Group’s structural position taken to immunize the sensitivity of the bank’s capital ratio against changes in the exchange rates. The economic capital usage was € 1,460 million as of December 31, 2022, versus € 1,509 million as of December 31, 2021. – Pension risk. This risk arises from the Group’s defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 803 million and € 1,128 million as of December 31, 2022 and December 31, 2021 respectively. The economic capital usage decrease was mainly driven by reduced credit exposure caused by increasing interest rates. – Guaranteed funds risk. Economic capital usage was € 82 million as of December 31, 2022, versus € 85 million as of December 31, 2021.
Disclosure of Liquidity Risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]	The macro environment remained challenging in 2022 with the war in Ukraine and global inflation concerns weighing on markets and negatively impacting credit spreads. Notwithstanding this backdrop, the Bank navigated markets well and successfully executed the 2022 Issuance Plan of € 15-20 billion by year-end. Looking at the performance of the Bank’s credit in the market, the Bank’s Senior Non-Preferred cash bonds widened versus peers until October-2022 but then started to outperform the peer group in EUR and in USD. This outperformance was supported by an upgrade in the Deutsche Bank’s credit rating from Moody’s in October. This funding was spread across the funding sources as follows: AT1 issuance (€ 2 billion), Tier 2 issuance (€ 2.6 billion), Senior non-preferred issuance (€ 8.8 billion), senior preferred (non-structured) issuance (€ 2.8 billion) and covered bonds (€ 3.5 billion). In addition, the Group issued € 4.3 billion of structured notes, not planned for in the € 15-20 billion 2022 issuance plan. Excluding these structured notes, the Group’s total issuance came to € 19.7 billion. The € 24 billion total 2022 issuance is divided into Euro (€ 13.5 billion), USD (€ 8.9 billion), GBP (€ 0.8 billion) and other currencies aggregated (€ 0.5 billion). The Group’s investor base for 2022 issuances comprised asset managers and pension funds (40%), retail customers (7%), banks (18%), governments and agencies (1%), insurance companies (9%) and other institutional investors (25%). The geographical distribution was split between Germany (24%), rest of Europe (41%), U.S. (19%), Asia/Pacific (14%) and Other (2%). The average spread of issuance over 3-months-Euribor / risk free rate was 194 basis points for the full year. The average tenor was 5.7 years. Volume-wise, the bank’s issuance activity was evenly split between the first half of 2022 and the second half of 2022. The Group issued the following volumes over each quarter during 2022: first quarter: € 7.3 billion, second quarter: € 4.8 billion, third quarter: € 7.1 billion and fourth quarter: € 4.8 billion.
Funding Diversification Performance [text block]
Funding Diversification
In 2022, total external funding increased by € 24.8 billion from € 938.4 billion at December 31, 2021 to € 963.3 billion at December 31, 2022. The increase was primarily driven by inflows in the Corporate Bank, where deposits increased by € 19.8 billion. Deutsche Bank’s most stable deposits in the Private Bank increased by € 3.9 billion predominately within the International Private Bank. The unsecured Wholesale Funding portfolio increased by € 3.0 billion driven by Deposit inflows. In addition, Capital Markets and Equity increased by € 12.0 billion driven by an increase of € 4.3 billion in Equity and € 7.8 billion in long-term Debt Issuances. The € 19.9 billion decrease of Secured funding and shorts relates to Deutsche Bank’s prepayment of TLTRO of € 11.0 billion as well as a decrease of € 4.1 billion in trading liabilities and € 4.8 billion in repurchase operations.
Composition of External Funding Sources
[1]Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis).
Reference: Reconciliation to total balance sheet of € 1,344.2 billion (€ 1,324.7 billion): Derivatives & settlement balances € 296.5 billion (€ 306.8 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 50.4 billion (€ 49.0 billion), other non-funding liabilities € 34.1 billion (€ 30.5 billion) for December 31, 2022 and December 31, 2021, respectively.